Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments (Tables) [Abstract]
Fair value of derivative instruments

The following is a summary of the fair value of our derivative instruments (dollars in thousands):

	Balance Sheet	Fair Value
	Location	December 31, 2011	December 31, 2010
Cash flow hedge interest rate swaps	Other liabilities	$2,854	$482

Impact of derivative instruments on the statement of operations and OCI

The following presents the impact of derivative instruments on the statement of operations and OCI for the periods presented (dollars in thousands):

		Year Ended
	Location	December 31, 2011	December 31, 2010	December 31, 2009
Gain (loss) on interest rate swap recognized in
OCI (effective portion)	n/a	$3,189	$(10,307)	$(3,513)
Gain (loss) reclassified from AOCI into
income (effective portion)	Interest expense	1,781	(2,244)	(971)
Gain (loss) recognized in income (ineffective portion
and amount excluded from effectiveness testing)	Realized loss	0	0	0